Licensing And Collaboration Arrangements	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Licensing And Collaboration Arrangements
18. LICENSING AND COLLABORATION ARRANGEMENTS
The following is a description of the Group’s significant licensing and collaboration agreements entered into from January 1, 2017 to December 31, 2021.
A.
In-Licensing
Arrangements
Licensing Agreement with MorphoSys AG (“MorphoSys”)
In November 2017, the Group entered into a license and collaboration agreement with MorphoSys, with respect to the development and commercialization of MOR202/TJ202, MorphoSys´s proprietary investigational antibody against CD38 (the “CD38 product”).
Under this agreement, MorphoSys granted to the Group an exclusive, royalty-bearing, sublicensable license to exploit MOR202/TJ202 for any human therapeutic or diagnostic purpose in the licensed territory, namely mainland China, Hong Kong, Macau and Taiwan (collectively “Greater China”).
Pursuant to this agreement, the Group granted to MorphoSys an exclusive license to its rights in any inventions that the Group make while exploiting the CD38 product under this agreement, solely to exploit the CD38 product outside of Greater China.
Pursuant to this agreement, the Group paid to MorphoSys an upfront license fee of US$20.0 million (equivalent to approximately RMB132.7 million). The Group also agreed to make milestone payments to MorphoSys, conditioned upon the achievement of certain development, regulatory and commercial milestones, in the aggregate amount of US$98.5 million (equivalent to approximately RMB653.5 million). Such milestones include first patient dosed in human clinical trials, marketing approval, and first annual net sales of CD38 products covered by the agreement in excess of a certain amount.
In addition, the Group is required to pay tiered
low-double-digit
royalties to MorphoSys on a
country-by-country
and
product-by-product
basis during the term, commencing with the first commercial sale of a relevant licensed product in Greater China. Unless terminated earlier in accordance with the terms thereof, this agreement will remain in effect until the expiration of the Group’s last payment obligation under the agreement.
In 2017, the Group paid US$20.0 million (equivalent to approximately RMB132.7 million) upfront fee to MorphoSys, which was recorded as research and development expense. No additional payments were made in 2018. Due to the uncertainty involved in meeting these developments and commercialization based targets, the Group evaluated and concluded that the remaining milestones are still not probable as of December 31, 2018. In March and April 2019, the project achieved the first and second milestone and the Group paid US$8.0 million (equivalent to approximately RMB55.7 million) of milestone fees to MorphoSys, which was recorded as research and development expense in the consolidated statement of comprehensive loss for the year ended December 31, 2019. No additional payments were made for the years ended December 31, 2020 and 2021 as no milestone has been achieved.
Summarized financial information related to the above agreement is presented below:

	Year ended December 31,					As of December 31,
Research and Development Expense
	Upfront Fees	Milestones		Extension/Termination of agreements	Amortization of prepaid research and development	Intangible asset balance
2021	—		—	—	—	—
2020	—		—	—	—	—
2019	—	US$	8,000	—	—	—

Licensing Agreement with Genexine, Inc. (“Genexine”)
In December 2017, the Group entered into an intellectual property agreement with Genexine with respect to
GX-I7/TJ107,
a long-acting
IL-7
cytokine. Under this agreement, the Group obtained an exclusive, sublicensable and transferable license to use and otherwise exploit certain intellectual property in connection with the pre-clinical
and clinical development, manufacturing, sale and distribution of
GX-I7
to treat cancer in Greater China.
Under the terms of the agreement, the Group made an upfront payment of US$12.0 million (equivalent to approximately RMB79.6 million) to Genexine which was recorded as a research and development expense in January 2018. The Group also agreed to make milestone payments in the aggregate amount of US$23.0 million (equivalent to approximately RMB152.6 million), conditioned upon the achievement of certain development milestones, including completion of Phase 2 and Phase 3 clinical studies and new drug application (“NDA”) or biologic license application (“BLA”) approval in Greater China.
Further, the Group agreed to make milestone payments in the aggregate amount of US$525.0 million (equivalent to approximately RMB3,482.7 million), conditioned upon the achievement of certain cumulative net sales of GX
-I7
up to US$2,000 million. The Group also is required to pay Genexine a low-single-digit
percentage royalty in respect of the total annual net sales of
GX-I7.
The aforesaid milestones and royalties (other than the upfront payment) will be reduced by 50% following the entry of a generic version of
GX-I7
in China, Hong Kong, Macau and Taiwan without the consent or authorization of the Group or any of the Group’s sublicensees.
Unless terminated earlier in accordance with the terms thereof, this agreement will remain in effect until the later of (i) the expiry of the last to expire patent of the licensed intellectual property that includes a valid claim for Greater China and that covers the composition of
GX-I7;
and (ii) 15 years from the date of the first commercial sale of
GX-I7.
No additional payments to Genexine were made in the year ended December 31, 2020 and 2021. Due to the uncertainty involved in meeting these development and commercialization based targets, the Group evaluated and concluded that the remaining milestones are still not probable as of December 31, 2020 and 2021.
In May 2020, the Group and Genexine entered into an amendment to this agreement whereby both parties desire to establish collaboration on TJ107 GBM Study in Greater China Under the terms of the expanded collaboration, the Group will be mainly responsible for using commercially reasonable efforts to conduct the Phase 2 GBM clinical trial in Greater China, and Genexine will share the development strategies, data and costs for success of this clinical trial. The Group shall undertake to bear two-thirds
(2/3) proportion of the clinical development costs and Genexine shall undertake to bear one-third
(1/3) proportion of these costs. For the year ended December 31, 2020, the costs incurred for the development of this new indication was RMB4.3 million and thus RMB2.9 million expense was recorded in the consolidated statement of comprehensive income. For the year ended December 31, 2021, the costs incurred for the development of this new indication was RMB13.2 million and thus RMB8.8 million expense was recorded in the consolidated statement of comprehensive loss.
Licensing Agreement with MorphoSys
In November 2018, the Group entered into a license and collaboration agreement with MorphoSys for MorphoSys´s proprietary antibody (MOR210/TJ210) directed against C5aR (the “C5aR Agreement”). Under this agreement, the Group obtained an exclusive, royalty-bearing license to explore, develop and commercialize certain anti-C5aR antibodies in Greater China and South Korea.
The Group will perform and fund all global development activities related to the development of MOR210/TJ210 in Greater China and South Korea, including all relevant clinical trials (including in the U.S. and China) and all development activities required for IND filing in the US as well as CMC development of manufacturing processes. MorphoSys retains rights in respect of development and commercialization of MOR210/TJ210 in the rest of the world.
Under the terms of the agreement, the Group also agreed to make milestone payments conditional upon the achievement of certain development milestones and certain annual net sales of anti-C5aR antibodies. The Group is also required to pay to MorphoSys tiered mid-single-digit
royalties on annual net sales of anti-C5aR antibody products within the licensed territory.
In 2018, the Group paid US$3.5 million (equivalent to approximately RMB23.2 million) upfront fee to MorphoSys, which was recorded as research and development expense in the consolidated statement of comprehensive loss for the year ended December 31, 2018. No additional payments were made in the year ended December 31, 2019. In August 2020, the project achieved the first milestone and the Group paid US$1.0 million (equivalent to approximately RMB6.9 million) of milestone fees to Morphosys, which was recorded as research and development expenses in the consolidated statement of comprehensive income for the year ended December 31, 2020. In January 2021, the project achieved the second milestone and the Group paid US$1.5 million (equivalent to approximately RMB9.7 million) of milestone fees to Morphosys and the related withholding tax of RMB1.1 million, which was recorded as research and development expenses in the consolidated financial statements of comprehensive loss for the year ended December 31, 2021. Due to the uncertainty involved in meeting these development and commercialization based targets, the Group evaluated and concluded that the remaining milestones are still not probable as of December 31, 2020 and 2021.
Summarized financial information related to the above agreement is presented below:

	Years Ended December 31,					As of December 31,
	Research and Development Expense
	Upfront Fees	Milestones		Extension/ Termination of agreements	Amortization of prepaid research and development	Intangible asset balance
2021	—	US$	1,500	—	—	—
2020	—	US$	1,000	—	—	—
2019	—		—	—	—	—

Licensing Agreement with MacroGenics
In July 2019, the Group entered into a license and collaboration agreement with MacroGenics, Inc. for development and commercialization of an
Fc-optimized
antibody known as enoblituzumab that targets
B7-H3,
including in combination with other agents, such as the
anti-PD-1
antibody known as MGA012, in the People’s Republic of China, Hong Kong, Macau and Taiwan (“Greater China”). Under this agreement, the Group obtained an exclusive, sublicenseable, royalty-bearing license to MacroGenics’ patents and know-how
to develop and commercialize the enoblituzumab product, and a combination regimen of enoblituzumab and MGA012, in Greater China during the term of the agreement.
In exchange for these rights, in addition to certain financial consideration, the Group will grant to MacroGenics a royalty-free, sublicenseable, license outside of Greater China, to the patents and know-how
that are related to the enoblituzumab product or useful or necessary for MacroGenics to develop or commercialize the enoblituzumab product or a product containing MGA012, and combinations thereof. The license is
(i) non-exclusive
with respect to the enoblituzumab product, and (ii) exclusive with regard to MGA012.
Pursuant to the agreement, the Group paid an upfront fee of US$15.0 million (equivalent to approximately RMB104.4 million) to MacroGenics, which was recorded as research and development expense in the consolidated statement of comprehensive loss for the year ended December 31, 2019. No additional payments were made in the year ended December 31, 2020. Under the terms of the agreement, the Group also agreed to pay MacroGenics development milestone fees of up to US$75.0 million and regulatory milestones fees of up to US$60.0 million, respectively, and tiered double-digit royalties (ranging from mid-teens
to twenty percent) based on annual net sales in the territories. In September 2021, the project achieved the first milestone and the Group paid around US$4.5 million (equivalent to approximately RMB28.9 million) of milestone fees to
MacroGenics
, which was recorded as research and development expenses in the consolidated statement of comprehensive loss for the year ended December 31, 2021.
The Group is responsible for all development costs in Greater China. MacroGenics is responsible for all development costs in the rest of the world, except that the Group is responsible for 20% of the costs incurred in (i) activities supporting global clinical trials in which the Group participates, (ii) certain CMC activities for material intended to be used in clinical trials in Greater China, and (iii) companion diagnostic development and validation for indications being studied in Greater China.
Due to the uncertainty involved in meeting these development and commercialization based targets, the Group evaluated and concluded that the remaining milestones are still not probable as of December 31, 2020 and 2021.
Summarized financial information related to the above agreement is presented below:

	Year ended December 31,						As of December 31,
	Research and Development Expense
	Upfront Fees		Milestones		Extension/Termination of agreements	Amortization of prepaid research and development	Intangible asset balance
2021		—	US$	4,484	—	—	—
2020		—		—	—	—	—
2019	US$	15,000		—	—	—	—

Other
In-Licensing
Arrangements
In addition to the above arrangements, the Group has entered into other various in-licensing
and collaboration agreements with third party licensors to develop and commercialize drug candidates. Based on the terms of these agreements the Group is contingently obligated to make additional material payments upon the achievement of certain contractually defined milestones. The Group recorded US$1.2 million (equivalent to approximately RMB8.4 million) milestone payment during the year ended December 31, 2019. The Group recorded US$3.1 million (equivalent to approximately RMB21.3 million) milestone payment during the year ended December 31, 2020. The Group recorded US$1.1 million (equivalent to approximately RMB6.8 million) upfront payment and US$2.9 million (equivalent to approximately RMB19.8 million) milestone payment as research and development expenses
during the year ended December 31, 2021. As of December 31, 2021, under the terms of the agreements, the licensors are eligible to receive from the Group up to an aggregate of approximately US$174.1 million (equivalent to approximately RMB1,122.3 million) in milestone payments upon the achievement of contractually specified development milestones and sales milestones, such as regulatory approval for the drug candidates, which may be before the Group has commercialized the drug or received any revenue from sales of such drug candidate, which may never occur.
Collaboration Agreement with Everest (“Everest”)
In January 2018, the Group entered into a collaboration agreement with Everest, which is controlled by the ultimate controlling party of a principal shareholder of the Group. Under the agreement, both parties agreed to collaborate on programs to co-develop
MorphoSys’ proprietary anti-CD38 antibody for all indications in hematologic oncology and commercialize of MOR202/TJ202 in Greater China.
A joint steering committee with equal representation from each party was established to coordinate and oversee the development and commercialization of the CD38 product. All decisions of the joint steering committee shall be made by unanimous vote.
Under the agreement, the Group is primarily responsible for carrying out the development, manufacture and supply of the CD38 product, as well as seeking regulatory approval of the CD38 product. Everest is primarily responsible for sharing the development costs of the CD38 product, including payments due to MorphoSys under the Licensing Agreement, dated November 30, 2017, in the proportion of 75% by Everest and 25% by the Group.
The joint steering committee will decide which party shall be responsible for conducting the commercialization of the CD38 product pursuant to the commercialization plan approved by the committee. If Everest is selected to be responsible for commercialization, the Group shall grant an exclusive royalty-free license to Everest to commercialize the CD38 product for all indications in hematologic oncology in Greater China.
The Group and Everest will share the profit and loss and
out-licensing
revenue derived from the CD 38 product in proportion to the costs that each party incur in developing the product. The parties will also split out-license
revenue according to the proportion of development costs incurred, with the Group getting an additional five percent (5%) share and Everest receiving five percent (5%) less. Everest cannot share in any profit from the commercialization of CD38 product until it has fulfilled its payment obligations under this agreement.
Upon any termination of this arrangement, the terminating party has the right to continue the development and commercialization of CD38 product. If Everest is the rightful terminating party, the Group shall reasonably cooperate with Everest to facilitate the following: (i) assign the MorphoSys license to Everest (subject to the terms and conditions of such license); (ii) grant to Everest an exclusive license to all intellectual property rights that the Group owns or controls to further develop, manufacture, and commercialize the CD38 product; (iii) transfer the development, manufacture and commercialization of the CD38 product to Everest. The terminating party shall be solely responsible for the cost and expense of such development and commercialization after termination. In the event that such continuing party successfully develops and commercializes the CD38 product, it shall pay to the other party a percentage of the product profit and out-license
revenue generated therefrom in accordance with the terms of this agreement.
During the year ended December 31, 2018, the US$26.0 million in aggregate proceeds from Everest under the agreement represented the funding available under the agreement, and was recorded as a research and development funding received liability (equivalent to approximately RMB178.7 million) on the consolidated balance sheet as of December 31, 2018, in accordance with ASC 730, Research and Development. Because there is a significant related party relationship between the Group and Everest, the Group is treating its obligation to make payments under the commercialization stage as an implicit obligation to repay the funds advanced by Everest (see Note 23). During the year ended December 31, 2019, an additional US$7.6million (equivalent to approximately RMB53.1 million) of funding was received and recorded as a research and development funding received liability. No additional milestone has been achieved in the year ended December 31, 2019.
Termination Agreement with Everest
On November 4, 2019, the Group and Everest have terminated the collaboration agreement with respect to the co-development
and commercialization of TJ202 in Greater China. Upon the termination, Everest will not retain any rights or entitlements to develop or commercialize TJ202 or any economic interest in its commercialization. All intellectual property rights in respect of TJ202 arising from its development under the collaboration agreement are vested and owned by
I-Mab,
and the Group holds all intellectual property rights and have maximum flexibility to further develop, manufacture and commercialize TJ202 in Greater China. In consideration of the above arrangements, the board of directors of the Group has approved the issuance of a total value of US$37.0 million of ordinary shares (the “CPP Shares”) to Everest, representing Everest’s historical contribution to the collaboration and the associated time cost. The CPP Shares will be issued concurrently with, and subject to, the completion of the Company’s initial public offering within 180 days from termination of the collaboration agreement. The total value of US$37.0 million was calculated based on the sum of (1) US$33.7 million, which equals cumulative paid-in
contributions historically made by Everest under the collaboration agreement; and (2) a negotiated US$3.3 million time cost of the foregoing historical contribution in light of
I-Mab’s
exclusive rights over the commercialization of TJ202 after this termination. The issuance of the CPP Shares was approved by
I-Mab’s
existing shareholders on December 25, 2019. In the event that the initial public offering has not been completed within 180 days from the termination of the collaboration agreement, the Company will issue 4,762,751 ordinary shares (the “Subject Shares”) to Everest on the 181st day. As a result of the aforementioned termination of the collaboration agreement with Everest, the Group derecognized the research and development funding received from Everest and recognized a liability that represented the ordinary shares to be issued to Everest, which was measured at fair value in accordance with ASC 480, and the difference of US$3.3 million (equivalent to approximately RMB23.0 million) between the initial fair value of the liability and the carrying amount of research and development funding received was recognized as other expenses in the consolidated statements of comprehensive loss for the year ended December 31, 2019. Upon the completion of the IPO in January 2020, the Group issued 6,078,571 ordinary shares to Everest.
Licensing Agreement with ABL Bio
In July 2018, the Group entered into a license and collaboration agreement with ABL Bio, under which the Group granted to ABL Bio exclusive, worldwide (excluding Greater China), royalty-bearing rights to develop and commercialize a bispecific antibody (“BsAb”).
The Group agreed to share costs fifty-fifty (50:50) with ABL Bio through the completion of in vivo studies, with ABL Bio responsible for all costs and activities following that time. For the year ended December 31, 2019, US$0.2 million (equivalent to approximately RMB1.4 million) expenses were incurred by ABL Bio. Accordingly, the Group recorded US$0.1 million (equivalent to approximately RMB0.7 million) (50% cost sharing) of expenses in the Group’s consolidated statement of comprehensive loss for the year ended December 31, 2019. For the year ended December 31, 2020, US$0.04 million (equivalent to approximately RMB0.28 million) expenses were incurred by ABL Bio. Accordingly, the Group recorded US$0.02 million (equivalent to approximately RMB0.14 million) (50% cost sharing) of expenses in the Group’s consolidated statement of comprehensive income for the year ended December 31, 2020.
Pursuant to the license and collaboration agreement that signed in July 2018 and memorandum of understanding that subsequently entered into with ABL Bio in January 2020, ABL Bio agreed to pay the Group an upfront fee of US$2.5 million (equivalent to approximately RMB17.2 million), and milestone payments in the aggregate amount of US$97.5 million (equivalent to approximately RMB690.3 million) conditioned upon achieving certain research, clinical development and sales milestones. These include clinical milestones of up to US$32.5 million (equivalent to approximately RMB230.1 million) and sales milestones of up to US$65 million (equivalent to approximately RMB460.2 million). Further, ABL Bio agreed to pay the Group royalties at mid-single-digit
percentages in respect of the total annual net sales of the licensed BsAb product.
In addition, ABL Bio granted to the Group an exclusive, royalty-free, sublicensable license to use the BsAb technology solely to exploit the licensed BsAb product for all indications in Greater China.
The Group determined that this collaboration is reflective of a vendor-customer relationship and therefore within the scope of ASC 606. Under this agreement, the only one performance obligation was to grant the BsAb license to ABL Bio. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Achievement of milestones that are not within the control of the Group or the licensee, such as regulatory approvals, are not considered probable until the approvals are achieved.
The Group recognized revenue of US$2.5 million (equivalent to RMB17.2 million) of revenue in the consolidated statements of comprehensive loss for the year ended December 31, 2018, which was the upfront fee related to the grant of the rights of BsAb to ABL Bio as mentioned above. As of December 31, 2020, no other milestone has been achieved. No revenue was recognized for the year ended December 31, 2019 ,2020.
On December 4, 2020,
I-Mab
Hong Kong, ABL Bio and
I-Mab
Hangzhou entered into an amendment, which is made effective as of September 15, 2020, that
I-Mab
Hong Kong, as the subject of the aforementioned licensing agreement, shall be replaced and substituted by
I-Mab
Hangzhou.
Collaboration Agreement with ABL Bio
In July 2018, the Group and ABL Bio entered into a collaboration agreement (the “ABL Bio Collaboration”) whereby both parties agreed to collaborate to develop three
PD-L1
based bispecific antibodies by using ABL Bio’s proprietary BsAb technology and commercialize them in their respective territories, which, collectively, include Greater China and South Korea, and other territories throughout the rest of the world if both parties agree to do so in such other territories during the performance of the agreement.
At contract inception, as both
I-Mab
and ABL Bio participate actively in the research and development activity. Also, the parties share the risk of failure of the BsAb products and share the income of licensing, so this contract meet the criteria of the definition of a collaborative arrangement, the Group categorized this agreement within the scope ASC 808. Prior to commercialization, the Group recorded the share of the expenses incurred by the collaboration for the development of three
PD-L1
based bispecific antibodies products in research and development expense in the consolidated statements of comprehensive income (loss). As of December 31, 2018, RMB1.0 million expenses were incurred by the Group and ABL Bio did not incur any expense. According to the terms set out in the agreement, the Group recorded RMB0.5 million (50% cost sharing) of expense in the Group’s consolidated statement of comprehensive loss for the year ended December 31, 2018. For the year ended December 31, 2019, RMB11.2 million expenses were incurred by the Group and RMB8.0 million expenses were incurred by ABL Bio. Accordingly, the Group recorded RMB9.6 million (50% cost sharing) of expenses in the Group’s consolidated statement of comprehensive loss for the year ended December 31, 2019. For the year ended December 31, 2020, RMB43.6 million expenses were incurred by the Group and RMB44.0 million expenses were incurred by ABL Bio. Accordingly, the Group recorded RMB43.8 million (50% cost sharing) of expenses in the Group’s consolidated statement of comprehensive income for the year ended December 31, 2020. For the year ended December 31, 2021, RMB27.9 million expenses were incurred by the Group and RMB20.7 million expenses were incurred by ABL Bio. Accordingly, the Group recorded RMB24.3 million (50% cost sharing) of expenses in the Group’s consolidated statement of comprehensive loss for the year ended December 31, 2021.
Collaboration Agreements with Tracon Pharmaceuticals, Inc. (“Tracon”)
In November 2018, the Group entered into collaboration agreements with Tracon, under which both parties agreed to co-develop
the Group’s proprietary CD73 antibody, TJD5 (the “TJD5 Agreement”) and co-develop
up to five BsAbs (the “BsAbs Agreement”). Both agreements may be terminated by either party for the other party’s uncured material breach, bankruptcy or insolvency or for safety reasons. In addition, the agreement in respect of TJD5 may be terminated by the Group: (i) for convenience within a certain period upon completing different clinical stages subject to certain payments and royalties, based on the clinical stage, that would be owed to Tracon upon the exercise of such termination for convenience; (ii) in the event that Tracon causes the Phase 1 study timeline to be delayed beyond the agreed extension periods; or (iii) if the Group decides to end the development of the collaborative product prior to its first commercial sale. Further, prior to the first commercial sale, Tracon may deem this agreement to be terminated by the Group if it reasonably believes that the Group has discontinued all meaningful development of the collaborative product for at least 12 months and certain other conditions are met. Additionally, in March 2019, the Group agreed with Tracon and F.
Hoffmann-La
Roche Ltd (“Roche”) on a clinical supply agreement for Roche to supply atezolizumab for use in clinical studies under the collaboration agreement with Tracon. As of December 31, 2019, no payments or royalties are due under this agreement. As of December 31, 2019, the Group has recorded US$4.0 million (equivalent to approximately RMB27.8 million) of research and development costs in the consolidated statement of comprehensive loss for the year ended December 31, 2019. As of December 31, 2020, the Group has recorded US$0.03 million (equivalent to approximately RMB0.17 million) of research and development costs in the consolidated statement of comprehensive income for the year ended December 31, 2020. As of December 31, 2021, the Group has recorded US$0.02 million (equivalent to approximately RMB0.11 million) of research and development costs in the consolidated statement of comprehensive loss for the year ended December 31, 2021.
In April 2020, Tracon issued a notice of dispute with respect to the TJD5 Agreement and the BsAbs Agreement. The disputes relating to the TJD5 Agreement and the BsAbs Agreement are the subject of a binding arbitration proceeding under the Rules of Arbitration of the International Chamber of Commerce before an arbitration tribunal. The arbitration tribunal held a hearing on the merits in February 2022. As of the date of this report, the disputes have not been resolved and the Group is not able to predict the likely outcome. The Group expects that the decision from the arbitration tribunal may be available in late 2022.
In February 2021, the Group sent Tracon a notice to terminate the TJD5 Agreement, which would result in a prespecified termination fee of US$9.0 million owing to Tracon. The Group accrued and recorded this termination fee of US$9.0 million (equivalent to approximately RMB58.0 million) as administrative expenses in the consolidated financial statements of comprehensive loss for the year ended December 31, 2021.

F-
81
Licensing Agreement with CSPC Pharmaceutical Group Limited (“CSPC”)
In December 2018, the Group entered into a product development agreement with CSPC. The Group granted to CSPC exclusive, non-transferable,
non-irrevocable
and sublicensable rights in the PRC (excluding Hong Kong, Macau and Taiwan) to develop and commercialize TJ103 for treating type 2 diabetes.
CSPC is responsible for developing, obtaining market approval and commercializing the licensed products. The Group is responsible for transferring the manufacturing technology of the licensed products to CSPC and assisting CSPC in the continued optimization of such manufacturing technology thereafter.
In consideration of the license, CSPC agreed to pay the Group an upfront fee of RMB15.0 million and milestone payments in an aggregate amount of RMB135.0 million conditioned upon achieving certain clinical development and regulatory approval milestones. In addition, the Group is also entitled to royalties of up to low-double-digit
percentages in respect of the total annual net sales of the products after its commercialization in the PRC. On January 31, 2022, the Group and CSPC entered into an amendment to revise the second milestone payment from RMB10 million to RMB8.5 million.
The Group determined that this collaboration is more reflective of a vendor-customer relationship and therefore within the scope of ASC 606. Under this agreement, the only one performance obligation was to grant TJ103 license to CSPC. Considering that the achievements of milestones are constrained such that the transaction price shall initially only include upfront payment and subsequently, once another milestone was achieved (that means when uncertainty associated with the variable consideration is subsequently resolved), the additional milestone payment shall be included in the total transaction price when it is no longer probable that a significant reversal of cumulative revenue would occur in future periods. As of December 31, 2018, the amount received of RMB14.2 million (net of VAT) was recorded as advance from customers in the consolidated balance sheet. In February 2019, an additional amount of RMB0.8 million (net of VAT) was received, and the license was also approved by China intellectual property office in May 2019. The first milestone was achieved in September 2019 and the amount of RMB15.0 million (net of VAT) was received according to the terms of the agreement. Accordingly, RMB30.0 million was recognized as revenue in the consolidated statements of comprehensive loss for the year ended December 31, 2019. No additional revenue was recognized in the year ended December 31, 2020 as no further milestone has been achieved. The second milestone was achieved in November 2021 and RMB8.5 million was recognized as revenue in the consolidated statements of comprehensive loss for the year ended December 31, 2021. As of December 31, 2021, the second milestone payment of RMB8.5 million was not received by the Group and recognized as accounts receivable in the consolidated balance sheet.
Strategic Alliance Agreement with PT Kalbe Genexine Biologics (“KG Bio”)
In March 2020, the Group entered into a strategic partnership with Kalbe Genexine Biologics (“KG Bio”) to grant a right of first negotiation for an exclusive license for the development and commercialization of two
I-Mab-discovered
product candidates: uliledlimab, a highly differentiated anti-CD73 antibody in Phase 1 development for advanced solid tumors (“First Program”), and an
I-Mab
product candidate (“Second Program”) to be agreed upon by both parties in certain regions. Through this agreement, both parties intend to negotiate the terms that will be reflected in definitive agreements for each prospective program covered under this agreement.
If and when the Group and KG Bio enter into the definitive licensing agreement, the Group will be eligible to receive from KG Bio an aggregate amount of up to approximately US$340 million, including an upfront payment and subsequent payments conditional upon achieving certain development and commercial milestones. KG Bio will pay the Group tiered royalties in the low to mid-teen
percentages on net sales from certain regions. As the right of first negotiation has not been exercised and the definitive agreement has not been entered into as of December 31, 2020 and 2021, no revenue was recognized during the years ended December 31, 2020 and 2021.
Global Strategic Partnership with AbbVie
On September 3, 2020, the Group, through
I-Mab
Biopharma (Shanghai) Co., Ltd. and
I-Mab
Biopharma US Limited, each a wholly-owned subsidiary of the Group, entered into a broad global strategic partnership with AbbVie.
Pursuant to this collaboration, the Group will grant AbbVie a global license, excluding Mainland China, Macau, and Hong Kong, to develop and commercialize lemzoparlimab (also known as TJC4), an innovative anti-CD47 monoclonal antibody internally discovered and developed by
I-Mab
for the treatment of multiple cancers. The Group will retain all rights to develop and commercialize lemzoparlimab (as well as certain other compounds directed against CD47) in Mainland China, Macau, and Hong Kong. The Group is also responsible for performing the development activities at its sole cost and expense as outlined in the initial development plan. Such initial development activities consist of two studies, Study I and Study II. Study I is conducted in the United States evaluating lemzoparlimab in combination with pembrolizumab or rituximab in patients with relapsed or refractory solid tumors and lymphoma. Study II is conducted in Mainland China evaluating the safety, tolerability, pharmacokinetics, pharmacodynamics and preliminary efficacy of lemzoparlimab in patients with acute myeloid leukemia (AML) or myelodysplastic syndrome (MDS). AbbVie will conduct further global clinical trials (which the Group may elect to co-fund)
to evaluate lemzoparlimab in multiple cancers.
Potential collaboration on future CD47-related therapeutic agents is also allowed for under this arrangement, including CD47-based bispecific antibodies and combination therapies with lemzoparlimab and AbbVie’s venetoclax (Venclexta
®
). Each party will have the opportunity, subject to rights of first negotiation to further licenses, to explore certain of each other’s related CD47-antibody programs in their respective territories.
A joint governance committee was established as set forth in the agreement, functioning as an oversight and governance mechanism. Both parties will participate in the joint governance committee to facilitate decision-making during the terms of the collaborative endeavor. Furthermore, the Group and AbbVie will share manufacturing responsibilities, with AbbVie having the opportunity to manufacture supply outside of Mainland China, Hong Kong and Macau and the Group being the primary manufacturer for supply for Mainland China, Hong Kong and Macau.
Upon the satisfaction of all the
pre-effect
date covenants, the collaborative agreement took effect on December 10, 2020, on which date the Group was entitled to a non-refundable
upfront payment of US$180 million. In addition,
the Group has received milestone payment of US$20 million from AbbVie and is eligible to receive up to US$1.74 billion in further success-based development, regulatory and sales milestone payments for lemzoparlimab, of which US$840 million are based on clinical development and regulatory approval milestones, with the remainder based on commercial milestones. Upon commercialization of lemzoparlimab, AbbVie will also pay tiered royalties from low-to-mid
teen double-digit percentages on global net sales outside of Mainland China, Macau, and Hong Kong.
The Group identified three performance obligations: (1) grant of lemzoparlimab license upon the effective date, (2) delivering the Study I initial development services, and (3) delivering the Study II initial development services. The total transaction price under the agreement for the years ended December 31, 2020 and 2021 is US$250 million consisting of (i) the upfront payment of US$180 million upon the effective date, (ii) the first milestone payment of US$20 million upon the achievement of the first milestone event in late December 2020, and (iii) the second milestone payment of US$50 million as of December 31, 2020 and 2021 as the Group deemed that the achievement of the second milestone event is probable as of December 31, 2020 and 2021 that a significant reversal of revenue would not occur. The achievements of the remaining development and regulatory based milestone events are constrained as of December 31, 2020 and 2021, and will be included in the transaction price when uncertainty associated with the variable consideration is subsequently resolved. Sales-based milestones and royalties will be recognized when the subsequent sales occur.
The
non-constrained
consideration of US$250 million is then allocated to the three performance obligations based on the relative stand-alone selling price. For the grant of lemzoparlimab license, the Group adopted an income approach based on key assumptions and several factors including, but not limited to estimated market demand, stand-alone selling price by making reference to market comparable, development timeline, regulatory risks, future revenue potential and discount rate. The allocated price is US$228.8 million. The entire US$228.8 million (equivalent to approximately RMB1,502.9 million) was recognized as revenue at the point of the license transfer at the effective date. For the Study I and Study II initial development services, a cost-plus margin approach is utilized. The allocated price to Study I and Study II is US$11.0 million and US$10.2 million respectively. These two performance obligations are determined to be satisfied over time. The Group uses a cost-to-cost
input method to measure progress as that method best depicts the transfer of the two performance obligations under the agreement. As of December 31, 2020, the cumulative percentages complete in the cost-to-cost
input method for Study I and Study II were estimated to approximate 17% and 41% respectively. As a result, US$1.8 million (equivalent to approximately RMB12.0 million) and US$4.2 million (equivalent to approximately RMB27.8 million) were recognized as revenue for the year ended December 31, 2020 in the consolidated statement of comprehensive income for Study I and Study II respectively, resulting in a contract asset of US$34.8 million
(RMB 227.4 million) for
 this agreement as of December 31, 2020 in the consolidated balance sheets. As of December 31, 2020, the upfront payment of US$180 million was received by the Group. The 1st milestone payment of US$20 million was subsequently collected by the Group in March 2021. As of December 31, 2021, the cumulative percentages complete in the cost-to-cost
input method for Study I and Study II were estimated to approximate 53% and 51% respectively. As a result, US$4.0 million (equivalent to approximately RMB25.6 million) and US$0.9 million (equivalent to approximately RMB6.0 million) were recognized as revenue for the year ended December 31, 2021 in the condensed consolidated financial statements of comprehensive loss for Study I and Study II respectively, resulting in an addition of contract asset of US$4.9 million (equivalent to approximately RMB31.6 million)
for this agreement, and the total contract asset related to this agreement was US$39.7 million (RMB 253.8 million) as of December 31, 2021.
Strategic collaboration with Jumpcan
On November 10, 2021, the Group entered into a strategic collaboration agreement (the “Jumpcan Agreement”) with Jumpcan Pharmaceutical Group (“Jumpcan”), a China pharmaceutical company specialized in and committed to pediatric medicines, for the development, manufacturing and commercialization of
I-Mab’s
highly differentiated long-acting recombinant human growth hormone, eftansomatropin alfa (the “TJ101” and “Licensed Product”) in mainland China (the “Territory”).
Under the collaboration agreement,
I-Mab
will continue to lead the ongoing registrational Phase 3 clinical trial of eftansomatropin alfa in pediatric growth hormone deficiency (PGHD). The two companies will share costs of manufacturing tech transfer, process optimization and new formulation development.
I-Mab
will be the marketing authorization holder (MAH) of the product and supply the product at agreed cost to Jumpcan. Jumpcan will be responsible for commercializing the product and developing new indications in collaboration with
I-Mab
in mainland China.
I-Mab
will provide clinical, manufacturing and academic support.
According to the terms of the collaboration agreement, Jumpcan will make an upfront payment of RMB 224 million to
I-Mab
and, upon achievement of development, registration and sales milestones, certain milestone payments of up to RMB 1.792 billion, making the non-royalty
payments a total of up to RMB 2.016 billion. In addition,
I-Mab
and Jumpcan will share profits generated from commercialization of the product in mainland China on a 50/50 basis, pursuant to which
I-Mab
will be entitled to receive tiered low double-digit royalties on net sales.
The Group performed assessment and concluded that all the promise identified, including the grant of the license to Jumpcan, Phase III clinical trial in PGHD and CMC development under the Jumpcan Agreement have been bundled into a single performance obligation. The amounts of the transaction price allocable to this performance obligation are deferred until the control of the manufactured commercial drug product has begun to transfer to Jumpcan. For the year ended December 31, 2021, the Group received the upfront fee of RMB224 million from Jumpcan and recorded it as contract liabilities in the consolidated balance sheet.